Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total debt	$ 968,280	$ 862,116	$ 817,958
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total debt	968,280	861,521
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	868,460	723,077
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	99,820	138,444
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	120,154	105,708
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	67,924	37,724
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	46,247	16,287
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	20,007	17,278
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	55,453	25,704
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	7,197	29,861
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	40,725	43,507
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	4,692	22,886
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	10,331	26,415
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	0	18,251
Borrowings excluding obligations under finance lease | Over 5 Years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	595,550	505,456
Borrowings excluding obligations under finance lease | Over 5 Years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0	$ 12,444